UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter 4, 2005

Check here if Amendment [ ];        Amendment Number:____

      This Amendment (Check only one.):         [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Shapiro Capital Management Company Inc.
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Address:    3060 Peachtree Road, NW Suite 1555
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            Atlanta GA  30066
            ---------------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:       MICHAEL MCCARTHY
            ---------------------------------------
Title:      PRINCIPAL
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Phone:      404-842-9600
            ---------------------------------------

Signature, Place, and Date of Signing:


------------------------    -----------------------    ----------------
[Signature]                      [City, State]              [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number          Name

      28-___________________        _________________________-
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:                           Shapiro Capital Management 12/31/2005

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total    $1,896,586 (THOUSANDS)
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number            Name

      ____  28-______________________       ___________________________

      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                         ---------------------------
                                                                                                               (SEC USE ONLY)
PAGE 1 OF 2                   NAME OF REPORTING MANAGER:   SHAPIRO CAPITAL MANAGEMENT COMPANY, INC
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               ITEM 1:      ITEM 2:    ITEM 3:        ITEM 4:       ITEM 5:        ITEM 6        ITEM 7            ITEM 8

                                                                                 INVESTMENT
                                                                                 DISCRETION
                                                                             -------------------
                                                                                    (B)           MANA-   VOTING AUTHORITY (SHARES)
                                                                   SHARES OF       SHARED  (C)    GER'S  ---------------------------
                              TITLE     CUSIP              FAIR    PRINCIPAL (A)     AS   SHARED   SEE      (A)         (B)     (C)
NAME OF ISSUER              OF CLASS   NUMBER      MARKET VALUE       AMOUNT SOLE DEFINED  OTHER INSTR V    SOLE       SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Moneygram Intl Inc             Common 60935Y109    $129,639,664    4,970,846          x                   4,403,345     567,501
Sierra Pacific Resources       Common 826428104    $111,182,952    8,526,300          x                   7,503,290   1,023,010
Nalco Holding Co               Common 62985Q101    $105,258,500    5,943,450          x                   5,292,799     650,651
Andrew Corp                    Common 034425108    $104,593,894    9,747,800          x                   8,614,900   1,132,900
Molson Coors Brewing
  Co Cl B                 Cl B Common 60871R209    $103,957,652    1,551,838          x                   1,381,585     170,253
Steris Corp                    Common 859152100    $103,235,832    4,126,132          x                   3,673,130     453,002
Checkpoint Systems Inc         Common 162825103    $101,351,556    4,111,625          x                   3,656,575     455,050
Internet Sec Sys Inc           Common 46060X107     $96,479,464    4,605,225          x                   4,085,525     519,700
Lifepoint Hosps Inc            Common 53219L109     $96,018,000    2,560,480          x                   2,282,230     278,250
Cox Radio Inc Cl A        Cl A Common 224051102     $92,484,058    6,568,470          x                   5,836,988     731,482
Viasys Healthcare              Common 92553Q209     $92,483,249    3,598,570          x                   3,160,720     437,850
Odyssey Healthcare Inc         Common 67611V101     $89,594,092    4,806,550          x                   4,240,400     566,150
Rent-A-Center, Inc.            Common 76009N100     $82,915,425    4,396,364          x                   3,965,581     430,783
Hanover Compressor Co.         Common 410768105     $74,039,064    5,247,276          x                   4,545,308     701,968
General Cable Corp Del         Common 369300108     $65,796,030    3,339,900          x                   2,952,000     387,900
Mosaic Co.                     Common 61945A107     $58,826,499    4,020,950          x                   3,564,525     456,425
US Cellular Corp               Common 911684108     $52,732,919    1,067,468          x                     949,848     117,620
Magellan Health
Services, Inc.                 Common 559079207     $48,115,355    1,529,900          x                   1,360,350     169,550
FMC Corp                       Common 302491303     $45,018,773      846,695          x                     746,695     100,000
Cincinnati Bell Inc            Common 171871106     $44,997,379   12,819,766          x                  11,281,708   1,538,058
  SUBTOTAL PAGE 1                                $1,698,720,356   94,385,605                             83,497,502  10,888,103

                                                                                                         ---------------------------
                                                                                                               (SEC USE ONLY)
PAGE 2 OF 2                   NAME OF REPORTING MANAGER:   SHAPIRO CAPITAL MANAGEMENT COMPANY, INC
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               ITEM 1:      ITEM 2:    ITEM 3:        ITEM 4:       ITEM 5:        ITEM 6        ITEM 7            ITEM 8

                                                                                 INVESTMENT
                                                                                 DISCRETION
                                                                             -------------------
                                                                                    (B)           MANA-   VOTING AUTHORITY (SHARES)
                                                                   SHARES OF       SHARED  (C)    GER'S  ---------------------------
                              TITLE     CUSIP              FAIR    PRINCIPAL (A)     AS   SHARED   SEE      (A)         (B)     (C)
NAME OF ISSUER              OF CLASS   NUMBER      MARKET VALUE       AMOUNT SOLE DEFINED  OTHER INSTR V    SOLE       SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Hospira Inc                    Common 441060100     $31,293,869      731,507          x                     637,607      93,900
Abbott Labs                    Common 002824100     $31,274,890      793,175          x                     690,025     103,150
The Cooper Companies,
  Inc.                         Common 216648402     $25,254,990      492,300          x                     442,850      49,450
Discovery Holding
  Company Cl A            Cl A Common 25468Y107     $21,959,168    1,449,450          x                   1,293,540     155,910
Time Warner Inc.               Common 887317105     $19,142,648    1,097,629          x                     867,300     230,329
Cooper Tire & Rubber           Common 216831107     $19,089,869    1,246,075          x                   1,064,475     181,600
Gentek Inc                     Common 37245X203     $15,559,576      870,222          x                     745,200     125,022
Schering Plough Corp           Common 806605101     $10,900,380      522,800          x                     510,300      12,500
Kraft Foods Inc Va  Cl A       Common 50075n104      $8,745,377      310,450          x                     310,450           0
Liberty Media Corp A      Cl A Common 530718105      $4,574,831      581,300          x                     532,200      49,100
Alliant Techsystems Inc        Common 018804104      $4,099,469       53,820          x                      29,195      24,625
Tidewater Inc                  Common 886423102      $3,432,527       77,205          x                      49,113      28,092
OGE Energy Corp                Common 670837103      $1,275,204       47,600          x                      26,000      21,600
Compass Minerals
  International, Inc.          Common 20451N101        $542,334       22,100          x                       9,200      12,900
Cincinnati Bell 6.75%
  Series B                  Preferred 171871403        $253,267        6,700          x                           0       6,700
Host Marriott 6.75%         Preferred 441079407        $250,500        4,000          x                           0       4,000
Conagra Foods, Inc.            Common 205887102        $216,996       10,700          x                           0      10,700
  SUBTOTAL PAGE 2                                  $197,865,894    8,317,033                              7,207,455   1,109,578
    GRAND TOTAL                                  $1,896,586,250  102,702,638                             90,704,957  11,997,681
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